Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000005466
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%	(1.92%)	1.78%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	3.93%	3.43%